AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2024
	Shares	Value
Common Stocks - 93.4%
Communication Services - 0.3%
Reading International, Inc., Class A (United States)*	120,000	$220,800
Consumer Discretionary - 15.5%
America's Car-Mart, Inc. (United States)*	35,000	2,235,450
B&S Group, S.A.R.L. (Luxembourg)[1]	170,000	674,012
Dong Ah Tire & Rubber Co., Ltd. (South Korea)	65,000	581,383
Italian Design Brands S.P.A. (Italy)*,2	100,000	1,033,538
Legacy Housing Corp. (United States)*	160,000	3,443,200
Texhong International Group, Ltd. (Hong Kong)*	5,000,000	2,737,887

Total Consumer Discretionary		10,705,470
Consumer Staples - 9.1%
Delfi, Ltd. (Singapore)	3,000,000	1,999,630
Italian Wine Brands S.P.A (Italy)	120,000	2,496,027
Naked Wines PLC (United Kingdom)*	1,250,000	886,660
NeoPharm Co., Ltd. (South Korea)	47,500	882,337

Total Consumer Staples		6,264,654
Energy - 22.8%
Amplify Energy Corp. (United States)*	120,000	793,200
Arrow Exploration Corp. (Canada)*	7,850,000	2,268,904
Hargreaves Services PLC (United Kingdom)	280,000	1,759,942
Hemisphere Energy Corp. (Canada)	840,000	1,010,815
Horizon Oil, Ltd. (Australia)	13,500,000	1,583,509
Mi Chang Oil Industrial Co., Ltd. (South Korea)	6,000	346,569
Noram Drilling A.S. (Norway)	195,000	672,717
Pardee Resources Co., Inc. (United States)	1,500	375,000
Total Energy Services, Inc. (Canada)	568,600	4,273,263
Unit Corp. (United States)	71,000	2,627,000

Total Energy		15,710,919
Financials - 8.4%
A-Mark Precious Metals, Inc. (United States)[2]	45,000	1,381,050
Omni Bridgeway, Ltd. (Australia)*	4,500,000	4,439,809

Total Financials		5,820,859
Health Care - 0.9%
Medical Facilities Corp. (Canada)	85,000	649,478
Industrials - 25.2%
Boustead Singapore, Ltd. (Singapore)	525,000	373,154
CB Industrial Product Holding Bhd (Malaysia)	1,500,000	453,201
Cie de L'Odet SE (France)[2]	1,800	3,047,488
Fila S.P.A. (Italy)	270,000	2,318,664
Komelon Corp. (South Korea)	60,000	392,201
Macfarlane Group PLC (United Kingdom)	1,675,000	2,854,037
	Shares	Value

Maezawa Industries, Inc. (Japan)	100,000	$722,472
Mitani Corp. (Japan)	30,000	368,400
Ocean Wilsons Holdings, Ltd. (Bermuda)	107,327	1,910,025
Sam Yung Trading Co., Ltd. (South Korea)	85,000	835,952
Sekisui Jushi Corp. (Japan)	25,500	395,832
Sinko Industries, Ltd. (Japan)	28,000	707,807
U-Haul Holding Co., Non-Voting Shares (United States)	45,000	3,000,600

Total Industrials		17,379,833
Information Technology - 0.8%
Bixolon Co., Ltd. (South Korea)	130,000	528,171
Materials - 9.7%
Amerigo Resources, Ltd. (Canada)	775,000	886,826
Brickability Group PLC (United Kingdom)	3,200,000	2,444,455
KISCO Holdings Co., Ltd. (South Korea)	55,000	928,784
Master Drilling Group, Ltd. (South Africa)	600,000	389,652
Okamoto Industries, Inc. (Japan)	39,000	1,268,769
Pumtech Korea Co., Ltd. (South Korea)	22,000	375,391
SK Kaken Co., Ltd. (Japan)	7,000	367,156

Total Materials		6,661,033
Utilities - 0.7%
Maxim Power Corp. (Canada)*	140,000	473,367

Total Common Stocks (Cost $59,846,495)		64,414,584
Preferred Stock - 1.7%
Information Technology - 1.7%
Samsung Electronics Co., Ltd., 1.660% (South Korea)	24,000	1,197,893

Total Preferred Stock (Cost $398,488)		1,197,893

	Principal Amount
Short-Term Investments - 6.8%
Joint Repurchase Agreements - 3.0%[3]
Daiwa Capital Markets America, dated 03/28/24, due 04/01/24, 5.360% total to be received $1,000,596 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.375% - 7.000%, 05/31/24 - 04/01/54, totaling $1,020,000)	$1,000,000	1,000,000
Deutsche Bank Securities, Inc., dated 03/28/24, due 04/01/24, 5.330% total to be received $1,000,592 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.500%, 06/01/36 - 04/01/54, totaling $1,020,000)	1,000,000	1,000,000

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Joint Repurchase Agreements - 3.0%[3] (continued)
HSBC Securities USA, Inc., dated 03/28/24, due 04/01/24, 5.340% total to be received $81,958 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.500%, 01/01/31 - 08/01/59, totaling $83,547)	$81,909	$81,909

Total Joint Repurchase Agreements		2,081,909

	Shares
Other Investment Companies - 3.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[4]	2,653,562	2,653,562

Total Short-Term Investments (Cost $4,735,471)		4,735,471
Value

Total Investments - 101.9% (Cost $64,980,454)	$70,347,948
Other Assets, less Liabilities - (1.9)%	(1,338,027)
Net Assets - 100.0%	$69,009,921

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of this security amounted to $674,012 or 1.0% of net assets.
[2]	Some of these securities, amounting to $2,009,123 or 2.9% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$11,764,680	$5,615,153	—	$17,379,833
Energy	14,691,633	1,019,286	—	15,710,919
Consumer Discretionary	7,386,200	3,319,270	—	10,705,470
Materials	1,276,478	5,384,555	—	6,661,033
Consumer Staples	5,382,317	882,337	—	6,264,654
Financials	1,381,050	4,439,809	—	5,820,859
Health Care	649,478	—	—	649,478
Information Technology	—	528,171	—	528,171
Utilities	473,367	—	—	473,367
Communication Services	220,800	—	—	220,800
Preferred Stock†	—	1,197,893	—	1,197,893
Short-Term Investments
Joint Repurchase Agreements	—	2,081,909	—	2,081,909
Other Investment Companies	2,653,562	—	—	2,653,562
Total Investments in Securities	$45,879,565	$24,468,383	—	$70,347,948

†	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2024, there were no transfers in or out of Level 3.

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at March 31, 2024, was as follows:
Country	% of Long-Term Investments
Australia	9.2
Bermuda	2.9
Canada	14.6
France	4.6
Hong Kong	4.2
Italy	8.9
Japan	5.8
Luxembourg	1.0
Malaysia	0.7
Norway	1.0
Singapore	3.6
South Africa	0.6
South Korea	9.3
United Kingdom	12.1
United States	21.5
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,009,123	$2,081,909	—	$2,081,909
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.